Dec. 20, 2019
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 9, 2020 TO THE PROSPECTUSES

DATED DECEMBER 20, 2019,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Quality ETF (XSHQ)

Invesco S&P SmallCap Quality ETF (the “Fund”) has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being “non-diversified” are hereby deleted in their entirety, effective immediately.